UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   9/30/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INCOME FUND

Statement of Investments, September 30, 2018 (unaudited)
	Principal
	Amount*			Value

Foreign Government and Agency Securities 49.6%
Argentina 2.5%
Argentine Bonos del Tesoro,
18.20%, 10/03/21.	252,627,000		ARS	$4,891,664
16.00%, 10/17/23.	283,431,000		ARS	5,680,749
senior note, 15.50%, 10/17/26	512,895,000		ARS	9,054,951
Government of Argentina,
[a] FRN, 42.819%, (ARPP7DRR), 6/21/20	3,380,000		ARS	96,242
[a] FRN, 37.717%, (ARS Badlar + 2.00%), 4/03/22	20,588,000		ARS	471,677
[b] Index Linked, 3.75%, 2/08/19	11,936,000		ARS	351,311
[b] Index Linked, 4.00%, 3/06/20	1,274,000		ARS	36,239
senior note, 4.50%, 2/13/20.	2,821,000			2,666,903
				23,249,736
Brazil 11.0%
Letra Tesouro Nacional,
Strip, 7/01/20	70,870	[c]	BRL	15,089,849
Strip, 7/01/21	74,890	[c]	BRL	14,252,185
Nota Do Tesouro Nacional,
10.00%, 1/01/21	73,235	[c]	BRL	18,271,710
10.00%, 1/01/23	6,218	[c]	BRL	1,491,441
10.00%, 1/01/25	75,193	[c]	BRL	17,497,068
10.00%, 1/01/27	162,730	[c]	BRL	36,894,159
				103,496,412
Colombia 4.0%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000		COP	346,827
senior bond, 4.375%, 3/21/23	149,000,000		COP	47,571
senior bond, 9.85%, 6/28/27	237,000,000		COP	99,400
Titulos de Tesoreria,
B, 7.75%, 9/18/30	44,355,700,000		COP	15,852,807
B, 7.00%, 6/30/32	3,107,000,000		COP	1,025,914
senior bond, B, 11.25%, 10/24/18	2,117,000,000		COP	721,571
senior bond, B, 11.00%, 7/24/20	1,144,000,000		COP	424,959
senior bond, B, 7.00%, 5/04/22	3,111,000,000		COP	1,096,088
senior bond, B, 10.00%, 7/24/24	12,183,000,000		COP	4,843,511
senior bond, B, 7.50%, 8/26/26	23,289,300,000		COP	8,253,914
senior bond, B, 6.00%, 4/28/28	13,320,000,000		COP	4,228,502
senior note, B, 7.00%, 9/11/19	1,258,000,000		COP	434,581
				37,375,645
Ghana 1.5%
Government of Ghana,
24.75%, 3/01/21	220,000		GHS	47,715
16.25%, 5/17/21	2,040,000		GHS	376,082
24.50%, 6/21/21	50,000		GHS	10,863
24.75%, 7/19/21	360,000		GHS	78,713
18.75%, 1/24/22	8,520,000		GHS	1,637,944
17.60%, 11/28/22.	100,000		GHS	18,452
19.75%, 3/25/24	8,520,000		GHS	1,658,133
19.00%, 11/02/26.	25,560,000		GHS	4,768,411
senior bond, 19.75%, 3/15/32	25,560,000		GHS	4,836,336
senior note, 21.50%, 3/09/20	370,000		GHS	76,156
senior note, 18.50%, 6/01/20	140,000		GHS	27,966
senior note, 18.25%, 9/21/20	140,000		GHS	27,736

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 16.50%, 3/22/21	490,000		GHS	$91,258
				13,655,765
India 8.2%
Government of India,
senior bond, 8.20%, 2/15/22	282,000,000		INR	3,909,342
senior bond, 8.35%, 5/14/22	68,200,000		INR	948,376
senior bond, 8.08%, 8/02/22	549,000,000		INR	7,572,884
senior bond, 8.13%, 9/21/22	15,000,000		INR	207,373
senior bond, 9.15%, 11/14/24	387,000,000		INR	5,576,088
senior note, 8.27%, 6/09/20.	476,000,000		INR	6,604,393
senior note, 7.80%, 4/11/21.	697,700,000		INR	9,584,932
senior note, 8.79%, 11/08/21	225,000,000		INR	3,167,532
senior note, 8.15%, 6/11/22.	540,000,000		INR	7,476,367
senior note, 6.84%, 12/19/22	111,000,000		INR	1,467,906
senior note, 7.16%, 5/20/23.	42,900,000		INR	570,562
senior note, 8.83%, 11/25/23	966,400,000		INR	13,714,324
senior note, 7.68%, 12/15/23	730,000,000		INR	9,883,441
senior note, 6.79%, 5/15/27.	492,800,000		INR	6,251,172
				76,934,692
Indonesia 7.7%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	145,557,000,000		IDR	10,413,599
senior bond, FR34, 12.80%, 6/15/21	64,492,000,000		IDR	4,851,991
senior bond, FR35, 12.90%, 6/15/22	42,438,000,000		IDR	3,290,749
senior bond, FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,282,272
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000		IDR	208,010
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000		IDR	270,949
senior bond, FR43, 10.25%, 7/15/22	4,826,000,000		IDR	347,842
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000		IDR	118,080
senior bond, FR46, 9.50%, 7/15/23	11,430,000,000		IDR	810,451
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000		IDR	78,419
senior bond, FR52, 10.50%, 8/15/30	3,390,000,000		IDR	262,664
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000		IDR	9,770,747
senior bond, FR56, 8.375%, 9/15/26	292,968,000,000		IDR	19,921,795
senior bond, FR61, 7.00%, 5/15/22	18,449,000,000		IDR	1,203,707
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000		IDR	987,723
senior bond, FR64, 6.125%, 5/15/28	3,157,000,000		IDR	184,952
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000		IDR	10,181,635
senior bond, FR71, 9.00%, 3/15/29	45,298,000,000		IDR	3,180,875
senior bond, FR73, 8.75%, 5/15/31	41,805,000,000		IDR	2,869,667
senior note, FR69, 7.875%, 4/15/19	20,859,000,000		IDR	1,406,860
				72,642,987
Mexico 6.8%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	1,881,620	[d]	MXN	10,091,006
senior bond, M, 6.50%, 6/10/21	6,789,460	[d]	MXN	35,183,988
senior note, M, 5.00%, 12/11/19	3,370,500	[d]	MXN	17,417,709

|2

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	141,560	[f]	MXN	$756,649
Index Linked, 2.50%, 12/10/20.	111,636	[f]	MXN	582,874
				64,032,226
Peru 3.3%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	31,062,631
Philippines 1.2%
Government of the Philippines,
senior note, 3.375%, 8/20/20	9,870,000		PHP	175,505
senior note, 7-56, 3.875%, 11/22/19	578,780,000		PHP	10,501,625
				10,677,130
South Korea 1.9%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18	2,500,000,000		KRW	2,252,698
senior note, 2.06%, 12/02/19	17,540,000,000		KRW	15,824,081
				18,076,779
[g] Supranational 1.0%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	185,000,000		MXN	9,626,194
Ukraine 0.5%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	9,312,000			4,938,945
Total Foreign Government and Agency Securities (Cost $543,036,093) .				465,769,142

Short Term Investments 39.3%

Foreign Government and Agency Securities 10.0%
Argentina 0.8%
[k] Argentina Treasury Bill, 10/12/18 - 9/30/19	237,641,000		ARS	5,844,189
Letras del Banco Central de la Republica Argentina, Strip, 10/17/18 - 11/21/18	71,988,000		ARS	1,685,819
				7,530,008
Mexico 6.4%
[k] Mexico Treasury Bill,
11/08/18 - 3/28/19	30,303,230	[l]	MXN	15,782,111
5/23/19	45,539,690	[l]	MXN	23,113,098
7/04/19	42,608,700	[l]	MXN	21,409,356
				60,304,565
Philippines 0.2%
[k] Philippine Treasury Bill, 11/28/18 - 3/20/19	84,820,000		PHP	1,555,864
South Korea 2.6%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18	10,180,000,000		KRW	9,170,694
senior note, 1.61%, 10/08/18	17,210,000,000		KRW	15,503,960
				24,674,654
Total Foreign Government and Agency Securities (Cost $93,605,540)				94,065,091

|3

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value
Short Term Investments (continued)

U.S. Government and Agency Securities 4.3%
United States 4.3%
[k] U.S. Treasury Bill,
1/31/19	13,772,000	$13,668,447
2/28/19	20,296,000	20,103,717
U.S. Treasury Note, 2.75%, 2/15/19	6,497,000	6,506,644
Total U.S. Government and Agency Securities (Cost $40,317,960)		40,278,808
Total Investments before Money Market Funds (Cost $676,959,593)		600,113,041

	Shares

Money Market Funds (Cost $235,276,799) 25.0%
United States 25.0%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	235,276,799	235,276,799
Total Investments (Cost $912,236,392) 88.9%		835,389,840
Other Assets, less Liabilities 11.1%		104,395,844
Net Assets 100.0%.		$939,785,684

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bRedemption price at maturity and coupon payment are adjusted for inflation.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hNon-income producing.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
September 30, 2018, the value of this security was $4,938,945, representing 0.5% of net assets.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 5 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Sell	2,676,375	3,119,481		10/04/18	$10,843	$—
Japanese Yen	JPHQ	Sell	208,350,000	1,885,128		10/04/18	50,968	—
Euro	BOFA	Sell	5,729,658	6,726,046		10/05/18	70,452	—
Euro	JPHQ	Sell	893,000	1,043,774		10/05/18	6,462	—
Indian Rupee	JPHQ	Buy	156,111,985	1,909,417	EUR	10/05/18	—	(67,858)
Australian Dollar	CITI	Sell	2,549,800	1,963,295		10/09/18	121,050	—
Euro	UBSW	Sell	13,525,000	15,886,735		10/09/18	170,982	—
Indian Rupee	JPHQ	Buy	256,275,015	3,133,713	EUR	10/09/18	—	(114,295)
Japanese Yen	HSBK	Sell	196,900,000	1,771,815		10/09/18	37,806	—
Japanese Yen	JPHQ	Sell	557,950,000	5,316,721		10/09/18	403,111	—
Euro	HSBK	Sell	13,422,375	15,887,125		10/10/18	289,365	—
Australian Dollar	JPHQ	Sell	6,321,500	4,539,501		10/11/18	—	(27,883)
Euro	JPHQ	Sell	3,541,777	4,202,602		10/11/18	86,472	—
Euro	JPHQ	Sell	3,541,777	4,112,371		10/11/18	—	(3,758)
Japanese Yen	BZWS	Sell	192,016,500	1,749,565		10/11/18	58,311	—
Japanese Yen	HSBK	Sell	555,000,000	5,252,324		10/11/18	363,965	—
Australian Dollar	JPHQ	Sell	4,216,229	3,137,317		10/12/18	91,003	—
Australian Dollar	JPHQ	Sell	8,426,771	6,004,386		10/12/18	—	(84,132)
Japanese Yen	CITI	Sell	94,950,000	859,319		10/12/18	22,951	—
Japanese Yen	JPHQ	Sell	467,930,000	4,218,626		10/12/18	96,859	—
Australian Dollar	CITI	Sell	5,614,733	3,986,320		10/15/18	—	(70,527)
Australian Dollar	JPHQ	Sell	3,989,500	3,019,972		10/15/18	137,414	—
Australian Dollar	JPHQ	Sell	3,989,500	2,844,928		10/15/18	—	(37,629)
Euro	CITI	Sell	1,417,000	1,641,878		10/15/18	—	(5,441)
Euro	GSCO	Sell	748,727	885,332		10/15/18	14,907	—
Euro	JPHQ	Sell	932,604	1,083,905		10/15/18	—	(284)
Japanese Yen	CITI	Sell	257,910,667	2,334,935		10/15/18	62,619	—
Japanese Yen	DBAB	Sell	277,200,000	2,507,009		10/15/18	64,744	—
Euro	BOFA	Sell	6,265,500	7,138,347		10/16/18	—	(146,131)
Euro	GSCO	Sell	1,183,000	1,390,498		10/16/18	15,103	—
South Korean Won	CITI	Sell	616,384,000	578,764		10/16/18	23,293	—
Euro	SCNY	Sell	6,873,000	7,827,660		10/17/18	—	(163,762)
Japanese Yen	BZWS	Sell	518,550,000	4,640,310		10/17/18	70,954	—
Japanese Yen	HSBK	Sell	372,780,000	3,337,198		10/17/18	52,337	—
Australian Dollar	JPHQ	Sell	4,614,000	3,311,011		10/18/18	—	(22,841)
Euro	BOFA	Sell	6,549,290	7,657,168		10/18/18	41,519	—
Euro	GSCO	Sell	3,105,000	3,659,351		10/18/18	48,794	—
Japanese Yen	GSCO	Sell	133,059,715	1,195,451		10/18/18	22,869	—
Japanese Yen	BZWS	Sell	66,495,000	594,856		10/19/18	8,828	—
Japanese Yen	JPHQ	Sell	1,012,400,000	9,055,740		10/19/18	133,348	—
Euro	GSCO	Sell	3,855,546	4,523,905		10/22/18	39,152	—
Euro	MSCO	Sell	2,272,500	2,662,416		10/22/18	19,054	—
Euro	UBSW	Sell	5,829,129	6,832,031		10/22/18	51,615	—
Japanese Yen	HSBK	Sell	707,007,200	6,310,170		10/22/18	77,844	—
Euro	JPHQ	Sell	11,085,000	12,948,998		10/23/18	53,939	—
Euro	MSCO	Sell	2,272,500	2,630,907		10/23/18	—	(12,667)
Japanese Yen	JPHQ	Sell	1,459,049,000	13,000,584		10/23/18	137,990	—
Euro	SCNY	Sell	3,955,000	4,654,639		10/24/18	53,461	—
Euro	UBSW	Sell	1,228,000	1,446,326		10/24/18	17,692	—

|5

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	6,359,037	7,484,631		10/25/18	$86,041	$—
Japanese Yen	BZWS	Sell	125,158,380	1,147,147		10/26/18	43,537	—
Euro	BOFA	Sell	8,723,695	10,268,923		10/29/18	115,830	—
Mexican Peso	CITI	Buy	350,137,330	14,489,440	EUR	10/29/18	1,732,424	—
Mexican Peso	DBAB	Buy	129,747,300	5,368,113	EUR	10/29/18	643,262	—
Mexican Peso	HSBK	Buy	104,380,700	4,282,285	EUR	10/29/18	559,771	—
Mexican Peso	JPHQ	Buy	39,025,000	1,613,543	EUR	10/29/18	194,714	—
Mexican Peso	MSCO	Buy	117,000,000	4,826,534	EUR	10/29/18	596,564	—
South Korean Won	HSBK	Sell	12,970,000,000	12,138,512		10/30/18	446,630	—
Euro	BOFA	Sell	8,723,695	10,289,773		10/31/18	135,033	—
Euro	BZWS	Sell	2,175,778	2,551,809		10/31/18	19,114	—
Euro	GSCO	Sell	900,000	1,058,859		10/31/18	11,222	—
Euro	SCNY	Sell	4,300,311	5,042,545		10/31/18	36,806	—
Indian Rupee	DBAB	Buy	1,151,765,600	14,021,470	EUR	10/31/18	—	(533,987)
Japanese Yen	MSCO	Sell	155,600,000	1,380,534		10/31/18	7,985	—
Euro	JPHQ	Sell	33,330	39,403		11/02/18	599	—
Indian Rupee	HSBK	Buy	610,744,000	7,451,823	EUR	11/02/18	—	(306,510)
Euro	GSCO	Sell	1,784,250	2,098,706		11/05/18	20,923	—
Australian Dollar	CITI	Sell	2,549,800	1,882,415		11/08/18	39,777	—
Euro	JPHQ	Sell	4,312,000	5,014,627		11/08/18	—	(7,977)
Japanese Yen	CITI	Sell	256,312,747	2,314,023		11/08/18	51,731	—
Euro	BZWS	Sell	4,094,000	4,784,515		11/09/18	15,449	—
Euro	JPHQ	Sell	3,156,669	3,688,859		11/09/18	11,681	—
Australian Dollar	CITI	Sell	5,614,733	3,987,134		11/13/18	—	(70,556)
Australian Dollar	JPHQ	Sell	6,321,500	4,682,019		11/13/18	113,558	—
Japanese Yen	CITI	Sell	725,393,666	6,567,650		11/13/18	162,711	—
Euro	HSBK	Sell	7,662,000	8,941,286		11/14/18	12,263	—
Euro	JPHQ	Sell	916,524	1,067,635		11/14/18	—	(450)
Mexican Peso	CITI	Buy	424,000,000	2,307,458,880	JPY	11/14/18	2,091,032	—
South Korean Won	CITI	Sell	5,173,000,000	4,837,971		11/15/18	171,935	—
Australian Dollar	JPHQ	Sell	3,989,500	2,894,801		11/16/18	11,581	—
Euro	JPHQ	Sell	36,690,814	42,053,360		11/16/18	—	(711,756)
Japanese Yen	CITI	Sell	76,078,500	690,593		11/16/18	18,699	—
Euro	BOFA	Sell	6,549,290	7,675,964		11/19/18	40,554	—
Japanese Yen	BZWS	Sell	66,495,000	596,152		11/19/18	8,763	—
Japanese Yen	GSCO	Sell	133,059,715	1,198,164		11/19/18	22,771	—
South Korean Won	DBAB	Sell	5,870,000,000	5,498,314		11/19/18	202,790	—
Australian Dollar	JPHQ	Sell	3,926,000	2,839,087		11/20/18	1,676	—
Euro	JPHQ	Sell	16,548,946	18,949,371		11/20/18	—	(345,584)
Japanese Yen	BOFA	Sell	352,816,750	3,201,749		11/20/18	84,881	—
Euro	JPHQ	Sell	6,359,037	7,287,901		11/21/18	—	(126,909)
Indonesian Rupiah	JPHQ	Buy	34,485,000,000	3,160,688	AUD	11/21/18	9,329	—
Japanese Yen	BOFA	Sell	704,526,000	6,299,917		11/21/18	75,498	—
South Korean Won	CITI	Sell	6,847,000,000	6,417,659		11/21/18	240,286	—
Euro	UBSW	Sell	6,199,607	7,136,433		11/23/18	—	(93,653)
Euro	JPHQ	Sell	2,459,575	2,872,193		11/26/18	3,096	—
Japanese Yen	BOFA	Sell	1,567,330,000	14,285,844		11/26/18	433,441	—
Euro	GSCO	Sell	900,000	1,051,200		11/28/18	1,154	—
Japanese Yen	JPHQ	Sell	777,557,000	7,036,170		11/28/18	162,662	—
Euro	SCNY	Sell	4,385,601	5,139,617		11/29/18	22,322	—
Japanese Yen	BZWS	Sell	726,500,000	6,567,410		11/29/18	144,514	—
Japanese Yen	DBAB	Sell	509,728,000	4,623,299		11/29/18	116,858	—

|6

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	951,318,000	8,622,642		11/29/18	$212,158	$—
Euro	BZWS	Sell	1,087,889	1,281,060		11/30/18	11,535	—
Japanese Yen	BNDP	Sell	155,600,000	1,405,125		11/30/18	29,329	—
Japanese Yen	DBAB	Sell	631,276,974	5,716,157		11/30/18	134,486	—
Japanese Yen	JPHQ	Sell	47,900,000	434,014		11/30/18	10,489	—
Australian Dollar	GSCO	Sell	26,618,090	19,216,664		12/04/18	—	(23,193)
Euro	BOFA	Sell	1,471,272	1,725,655		12/04/18	8,017	—
Euro	GSCO	Sell	2,676,375	3,134,263		12/04/18	9,726	—
Japanese Yen	HSBK	Sell	980,688,000	8,872,596		12/04/18	197,560	—
Japanese Yen	JPHQ	Sell	208,350,000	1,893,377		12/04/18	50,340	—
Euro	SCNY	Sell	1,325,806	1,540,942		12/06/18	—	(7,196)
Euro	BOFA	Sell	2,515,974	2,943,991		12/07/18	5,792	—
Japanese Yen	CITI	Sell	153,700,000	1,393,093		12/10/18	32,562	—
Japanese Yen	CITI	Sell	496,800,000	4,496,050		12/11/18	97,947	—
Japanese Yen	HSBK	Sell	1,175,942,800	10,643,943		12/11/18	233,481	—
South Korean Won	DBAB	Sell	5,874,000,000	5,530,813		12/11/18	227,965	—
Japanese Yen	DBAB	Sell	167,200,000	1,514,671		12/12/18	34,305	—
Japanese Yen	HSBK	Sell	505,050,000	4,574,728		12/12/18	103,084	—
Australian Dollar	CITI	Sell	5,634,533	4,001,927		12/13/18	—	(71,149)
Japanese Yen	CITI	Sell	230,997,000	2,088,467		12/13/18	43,020	—
Euro	JPHQ	Sell	916,524	1,070,033		12/14/18	—	(1,086)
Japanese Yen	JPHQ	Sell	102,242,000	924,623		12/14/18	19,181	—
Japanese Yen	SCNY	Sell	152,158,000	1,374,508		12/14/18	27,017	—
Euro	GSCO	Sell	748,727	881,326		12/17/18	6,033	—
Euro	BOFA	Sell	6,549,290	7,693,287		12/18/18	36,084	—
Japanese Yen	BOFA	Sell	352,816,750	3,181,395		12/18/18	55,484	—
Japanese Yen	CITI	Sell	1,207,320,000	11,060,855		12/18/18	364,153	—
Japanese Yen	DBAB	Sell	186,830,000	1,716,210		12/18/18	60,919	—
Japanese Yen	GSCO	Sell	133,083,710	1,200,835		12/18/18	21,730	—
Japanese Yen	HSBK	Sell	187,120,000	1,717,209		12/18/18	59,350	—
Japanese Yen	JPHQ	Sell	197,300,000	1,775,350		12/18/18	27,297	—
Japanese Yen	MSCO	Sell	245,000,000	2,203,158		12/18/18	32,489	—
South Korean Won	CITI	Sell	2,579,000,000	2,399,181		12/20/18	70,348	—
Euro	BZWS	Sell	1,087,889	1,291,232		12/28/18	17,998	—
Japanese Yen	DBAB	Sell	303,441,000	2,703,622		12/28/18	12,219	—
Japanese Yen	JPHQ	Sell	956,388,000	8,521,033		12/28/18	38,245	—
Indonesian Rupiah	JPHQ	Buy	111,570,000,000	10,146,417	AUD	1/11/19	17,194	—
Japanese Yen	BZWS	Sell	474,230,000	4,311,495		1/11/19	100,545	—
Japanese Yen	GSCO	Sell	69,178,000	628,719		1/11/19	14,450	—
Japanese Yen	JPHQ	Sell	557,950,000	5,069,438		1/11/19	115,092	—
Japanese Yen	JPHQ	Sell	154,420,000	1,419,301		1/16/19	47,572	—
Japanese Yen	SCNY	Sell	219,020,000	2,024,214		1/22/19	77,700	—
Japanese Yen	BZWS	Sell	146,100,000	1,351,852		1/24/19	53,197	—
Japanese Yen	DBAB	Sell	95,240,000	878,201		1/24/19	31,631	—
Japanese Yen	CITI	Sell	178,564,000	1,657,853		1/25/19	70,505	—
Japanese Yen	JPHQ	Sell	275,000,000	2,551,044		1/25/19	106,427	—
Japanese Yen	HSBK	Sell	817,266,455	7,676,026		1/31/19	407,426	—
Japanese Yen	CITI	Sell	111,910,667	1,056,334		2/14/19	59,905	—
Australian Dollar	JPHQ	Sell	3,989,500	2,942,157		2/15/19	55,790	—
Japanese Yen	JPHQ	Sell	100,450,000	918,442		2/15/19	23,984	—
Japanese Yen	HSBK	Sell	286,780,000	2,623,644		2/19/19	69,189	—
Japanese Yen	JPHQ	Sell	3,794,339,000	34,736,197		2/19/19	938,626	—

|7

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation

OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	103,657,300	944,228	2/19/19		$20,914	$—
South Korean Won	HSBK	Sell	7,321,000,000	6,551,817	2/19/19		—	(72,563)
Japanese Yen	CITI	Sell	1,438,294,600	13,207,602	2/21/19		394,125	—
Japanese Yen	DBAB	Sell	1,279,817,000	11,756,217	2/21/19		354,585	—
Japanese Yen	CITI	Sell	207,460,000	1,874,328	3/20/19		22,091	—
Japanese Yen	SCNY	Sell	696,345,000	6,276,092	3/25/19		56,507	—
Japanese Yen	CITI	Sell	220,552,000	1,987,173	3/26/19		17,097	—
Japanese Yen	DBAB	Sell	187,160,000	1,686,628	3/26/19		14,825	—
Japanese Yen	HSBK	Sell	1,286,140,000	11,575,376	3/26/19		86,958	—
Total Forward Exchange Contracts							$17,396,221	$(3,129,777)
Net unrealized appreciation (depreciation)							$14,266,444

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
								Value/
								Unrealized
					Payment	Maturity	Notional	Appreciation
Description					Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 1.914%					Semi-Annual	1/22/25	$35,260,000	$2,387,491
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 1.970%					Semi-Annual	1/23/25	17,628,000	1,135,911
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 1.973%					Semi-Annual	1/27/25	10,404,000	668,559
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 1.942%					Semi-Annual	1/30/25	5,500,000	363,991
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 1.978%					Semi-Annual	3/27/25	800,000	51,764
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 1.985%					Semi-Annual	3/27/25	800,000	51,419
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.449%					Semi-Annual	7/02/25	6,340,000	242,432
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.310%					Semi-Annual	7/29/25	16,220,000	770,243
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.752%					Semi-Annual	7/29/45	23,960,000	1,708,941
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.378%					Semi-Annual	11/18/46	56,100,000	7,835,184
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.794%					Semi-Annual	3/13/47	10,100,000	660,146
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.537%					Semi-Annual	4/13/47	12,300,000	1,343,447
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 2.980%					Semi-Annual	2/20/48	12,196,000	324,721
Receive Floating 3-month USD LIBOR					Quarterly
Pay Fixed 3.002%					Semi-Annual	2/22/48	12,196,000	313,495

|8

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Interest Rate Swap Contracts (continued)

				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	$12,196,000	$272,249
TotalInterestRateSwapContracts.				$18,129,993

See Abbreviations on page 13.

|9

TEMPLETON GLOBAL INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|10

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2018, the Fund received $5,688,694 in United Kingdom Treasury Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

|11

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%.	123,219,957	272,007,648	(159,950,806)	235,276,799	$235,276,799	$2,266,115	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$465,769,142	$—	$465,769,142
Short Term Investments	269,048,963	100,571,735	—	369,620,698
Total Investments in Securities	$269,048,963	$566,340,877	$—	$835,389,840

Other Financial Instruments:
Forward Exchange Contracts	$—	$17,396,221	$—	$17,396,221
Swap Contracts.	—	18,129,993	—	18,129,993
Total Other Financial Instruments	$—	$35,526,214	$—	$35,526,214

|12

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,129,777	$—	$3,129,777

[a]For detailed categories, see the accompanying Statement of Investments.

7. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	BRL	Brazilian Real		Banks ARS
CITI	Citigroup, Inc.	COP	Colombian Peso	FRN	Floating Rate Note
DBAB	Deutsche Bank AG	EUR	Euro	GDP	Gross Domestic Product
GSCO	The Goldman Sachs Group, Inc.	GHS	Ghanaian Cedi	LIBOR	London InterBank Offered Rate
HSBK	HSBC Bank PLC	IDR	Indonesian Rupiah	VRI	Value Recovery Instruments
JPHQ	JP Morgan Chase & Co.	INR	Indian Rupee
MSCO	Morgan Stanley	JPY	Japanese Yen
SCNY	Standard Chartered Bank	KRW	South Korean Won
UBSW	UBS AG	MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

By /s/ROBERT G. KUBILIS_______

Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date November 27, 2018